FINANCIAL ASSETS AND LIABILITIES - Summary of Financial Investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents1 [line items]
Financial investments	R$ 12,019,699	R$ 13,481,291
Applications in investment funds [member]
Cash and cash equivalents1 [line items]
Financial investments	1,304,332	8,103,713
Applications in investment funds [member] | Certificate of bank deposits - CDB [member]
Cash and cash equivalents1 [line items]
Financial investments		6,423,385
Applications in investment funds [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments	1,181,280	1,680,328
Applications in investment funds [member] | Others [Member]
Cash and cash equivalents1 [line items]
Financial investments	123,052
Applications in banks [member]
Cash and cash equivalents1 [line items]
Financial investments	10,715,367	5,377,578
Applications in banks [member] | Certificate of bank deposits - CDB [member]
Cash and cash equivalents1 [line items]
Financial investments	10,396,376	2,321,614
Applications in banks [member] | Repurchase agreements [member]
Cash and cash equivalents1 [line items]
Financial investments	96,841	974,494
Applications in banks [member] | Others [Member]
Cash and cash equivalents1 [line items]
Financial investments	R$ 222,150	R$ 2,081,470